COLLATERALIZED TRANSACTIONS (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Collateralized Transaction [Abstract]
Margin loan extended to margin clients	[1]	$ 4,364,851	$ 1,888,854
Total value of securities held by margin clients		133,458,270	26,036,088
Margin loan received from financial institutions	[2]	7,234,684	1,854,625
Total value of securities repledged to financial institutions		10,179,699	5,905,663
Wealth Guardian Investment Limited [Member]
Collateralized Transaction [Abstract]
Client payables		1,417,153	13,867,823
Wealth Guardian Investment Limited [Member] | Margin Loan [Member]
Collateralized Transaction [Abstract]
Margin loan receivables		3,500,000	3,600,000
Client payables		$ 200,000	$ 1,700,000

[1]	The amount includes margin loan receivables from WGI totaling $3.5 million and $3.6 million, net of client payables to WGI amounting to $0.2 million and $1.7 million as of March 31, 2025 and 2024.
[2]	Recorded in Payable to Brokers and Clearing Organizations